Note 5 - Related Party Transactions - 10Q (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jul. 07, 2023	Jan. 29, 2024	Dec. 31, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.02
The Warrant [Member] | Termination Agreement [Member]
Class of Warrant or Right, Value of Securities Called by Warrants or Rights	$ 8
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.02
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		80,000
Warrants and Rights Outstanding		$ 8
The Warrant [Member] | Termination Agreement [Member] | Common Stock, 6 Months Lock-up Period [Member]
Class of Warrant or Right, Lock-up Agreement Term of Underlying Shares (Day)	6 months
Class of Warrant or Right, Percentage of Outstanding Stock	12.50%
The Warrant [Member] | Termination Agreement [Member] | Common Stock, 12 Months Lock-up Period [Member]
Class of Warrant or Right, Lock-up Agreement Term of Underlying Shares (Day)	12 months